Stock and Incentive Programs - Narrative (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 01, 2016 Entity
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of entities outstanding RRD options related to 2009, 2010, 2011, and 2012 grants modified and converted into stock options				3
Number of entities outstanding shares related to 2013 and 2014 RRD RSUs modified and converted to RSU				3
Number of entities PSUs for 2014 converted to RSUs				3
Share-based compensation | $	$ 8	$ 6	$ 6
Maximum | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award term (in years)	10 years
Award vesting term	4 years
Maximum | Stock Options | After Retirement Date
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award term (in years)	5 years
Maximum | Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting term	4 years
Maximum | 2016 Performance Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award term (in years)	10 years
RRD Prior To Separation
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation | $	$ 5